Trade receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade receivables

15. Trade receivables

Trade receivables are due primarily from distributors and retailers who sell directly to end customers.

Trade receivables disaggregated by nature of the relationship with the customers are as follows:

	31/12/25	31/12/24
Third parties	27,917	31,157
Related parties	7,963	5,323
Gross trade receivables	35,880	36,480
Allowance for doubtful accounts	(3,372)	(3,661)
Total trade receivables	32,508	32,819

For further information about transactions with related parties see note 45.

Trade receivables by geographic region are analysed as follows:

	31/12/25	31/12/24
Italian customers	7,104	6,633
Other European customers	8,397	8,402
North American customers	9,040	9,277
Chinese customers	2,354	4,435
South American customers	4,148	4,300
Other foreign customers	4,837	3,433
Gross trade receivables	35,880	36,480
Provision for doubtful accounts	(3,372)	(3,661)
Total trade receivables	32,508	32,819

The following tables provide the movements in the provision for doubtful accounts for the years ended December 31, 2025 and 2024.

	31/12/25	31/12/24
Balance at beginning of year	3,661	4,263
Charges – bad debt expense	46	289
Reductions – write off of uncollectible amounts	(222)	(806)
Foreign exchange effect	(113)	(85)
Balance at end of year	3,372	3,661

The Parent sold trade receivables to a financial institution for cash advances (for further details, see note 33(C)(iii)). These trade receivables have not been derecognized from the statement of financial position, because the Parent retains substantially all of the risks and rewards – primarily credit risk. The amount received on their transfer has been recognised as a secured bank borrowing (see note 28).

The arrangement with the financial institution is such that the customers remit cash directly to the Parent and the Parent transfers the collected amounts to the financial institution. The receivables are considered to be held within a held‑to‑collect business model consistent with the Group’s continuing recognition of the receivables.

The following information shows the reporting-date carrying amount of trade receivables that have been transferred but have not been derecognised and the associated liabilities.

	31/12/25	31/12/24
Carrying amount of trade receivables transferred	14,617	11,588
Carrying amount of associated liabilities	(13,434)	(10,665)
Total, net	1,183	923

Information about the Group’s exposure to credit risk and impairment losses for trade receivables is included in note 33(C)(ii-a).